JPMorgan Mid Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%
Banks — 6.3%
Fifth Third Bancorp (a)	4,929	124,850
First Citizens BancShares, Inc., Class A	107	147,862
Huntington Bancshares, Inc.	14,161	147,277
M&T Bank Corp.	1,518	191,933
Regions Financial Corp.	9,634	165,695
		777,617
Beverages — 1.7%
Constellation Brands, Inc., Class A	405	101,711
Keurig Dr Pepper, Inc.	3,412	107,737
		209,448
Building Products — 2.3%
Carlisle Cos., Inc.	506	131,307
Fortune Brands Innovations, Inc.	2,424	150,673
		281,980
Capital Markets — 5.7%
Ameriprise Financial, Inc.	695	229,078
Northern Trust Corp.	1,188	82,548
Raymond James Financial, Inc.	1,750	175,825
State Street Corp.	2,229	149,249
T. Rowe Price Group, Inc. (a)	705	73,927
		710,627
Chemicals — 1.7%
Celanese Corp.	395	49,625
RPM International, Inc.	1,661	157,454
		207,079
Communications Equipment — 0.7%
Motorola Solutions, Inc.	327	89,071
Construction Materials — 1.6%
Martin Marietta Materials, Inc.	472	193,933
Consumer Finance — 0.6%
Discover Financial Services	922	79,858
Consumer Staples Distribution & Retail — 1.8%
Kroger Co. (The)	2,118	94,796
US Foods Holding Corp. *	3,225	128,033
		222,829
Containers & Packaging — 2.9%
Ball Corp.	1,444	71,871
Packaging Corp. of America	1,025	157,314
Silgan Holdings, Inc.	2,894	124,779
		353,964

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 2.1%
Genuine Parts Co.	652	94,113
LKQ Corp.	3,361	166,398
		260,511
Diversified REITs — 0.6%
WP Carey, Inc.	1,310	70,820
Electric Utilities — 3.3%
Edison International	1,573	99,533
PG&E Corp. *	10,254	165,391
Xcel Energy, Inc.	2,604	149,024
		413,948
Electrical Equipment — 4.1%
Acuity Brands, Inc.	726	123,675
AMETEK, Inc.	1,209	178,592
Hubbell, Inc.	668	209,472
		511,739
Electronic Equipment, Instruments & Components — 5.7%
Amphenol Corp., Class A	1,441	121,013
CDW Corp.	906	182,835
Jabil, Inc.	1,187	150,689
Teledyne Technologies, Inc. *	423	172,655
Zebra Technologies Corp., Class A *	331	78,249
		705,441
Entertainment — 1.0%
Liberty Media Corp-Liberty Live, Class C *	1,062	34,109
Take-Two Interactive Software, Inc. *	645	90,535
		124,644
Financial Services — 2.2%
FleetCor Technologies, Inc. *	259	66,061
MGIC Investment Corp.	6,839	114,147
Voya Financial, Inc. (a)	1,425	94,666
		274,874
Food Products — 0.7%
Post Holdings, Inc. * (a)	1,005	86,147
Gas Utilities — 0.9%
National Fuel Gas Co.	2,225	115,498
Health Care Equipment & Supplies — 1.5%
Globus Medical, Inc., Class A *	1,323	65,683
Zimmer Biomet Holdings, Inc.	1,104	123,856
		189,539
Health Care Providers & Services — 5.3%
Cencora, Inc. (a)	1,095	196,968
Henry Schein, Inc. *	2,585	191,957
Laboratory Corp. of America Holdings	526	105,833

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Quest Diagnostics, Inc.	843	102,690
Universal Health Services, Inc., Class B	489	61,530
		658,978
Health Care REITs — 0.4%
Ventas, Inc.	1,224	51,547
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	3,104	49,881
Hotels, Restaurants & Leisure — 1.6%
Darden Restaurants, Inc.	700	100,255
Expedia Group, Inc. *	974	100,408
		200,663
Household Durables — 1.1%
Mohawk Industries, Inc. *	868	74,456
Newell Brands, Inc.	6,640	59,964
		134,420
Household Products — 0.6%
Energizer Holdings, Inc.	2,155	69,059
Industrial REITs — 0.4%
Rexford Industrial Realty, Inc.	1,089	53,729
Insurance — 6.4%
Arch Capital Group Ltd. *	2,531	201,744
Globe Life, Inc.	793	86,159
Hartford Financial Services Group, Inc. (The)	2,125	150,711
Loews Corp.	3,875	245,350
WR Berkley Corp.	1,808	114,810
		798,774
Interactive Media & Services — 1.0%
IAC, Inc. *	2,346	118,199
IT Services — 0.9%
GoDaddy, Inc., Class A *	1,436	106,928
Machinery — 8.5%
Dover Corp.	1,003	139,906
IDEX Corp.	583	121,329
ITT, Inc.	1,807	176,965
Lincoln Electric Holdings, Inc. (a)	947	172,191
Middleby Corp. (The) *	1,112	142,326
Snap-on, Inc.	770	196,391
Timken Co. (The)	1,459	107,209
		1,056,317
Media — 0.9%
Liberty Media Corp-Liberty SiriusXM *	4,250	108,215

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,296	48,311
Multi-Utilities — 3.1%
CMS Energy Corp.	3,666	194,690
WEC Energy Group, Inc.	2,427	195,502
		390,192
Office REITs — 0.6%
Boston Properties, Inc.	1,306	77,712
Oil, Gas & Consumable Fuels — 3.9%
Coterra Energy, Inc.	4,626	125,120
Diamondback Energy, Inc.	1,090	168,881
Williams Cos., Inc. (The)	5,732	193,112
		487,113
Passenger Airlines — 0.4%
Southwest Airlines Co.	1,827	49,453
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc *	890	115,203
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	1,486	109,733
Residential REITs — 3.1%
American Homes 4 Rent, Class A	3,273	110,256
AvalonBay Communities, Inc.	536	92,093
Essex Property Trust, Inc.	269	57,125
Mid-America Apartment Communities, Inc.	468	60,195
Sun Communities, Inc. (a)	570	67,485
		387,154
Retail REITs — 2.3%
Brixmor Property Group, Inc.	2,959	61,494
Federal Realty Investment Trust	616	55,840
Kimco Realty Corp.	5,015	88,211
Regency Centers Corp.	1,355	80,536
		286,081
Semiconductors & Semiconductor Equipment — 0.8%
Microchip Technology, Inc.	1,218	95,077
Specialized REITs — 1.9%
Rayonier, Inc.	3,736	106,322
Weyerhaeuser Co.	4,177	128,086
		234,408
Specialty Retail — 2.4%
AutoZone, Inc. *	59	148,513
Bath & Body Works, Inc.	2,383	80,550
Best Buy Co., Inc.	961	66,759
		295,822

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 2.5%
Carter's, Inc. (a)	1,518	104,981
Ralph Lauren Corp. (a)	1,149	133,372
Tapestry, Inc.	2,422	69,618
		307,971
Total Common Stocks (Cost $8,245,555)		12,170,507
Short-Term Investments — 3.2%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (b) (c) (Cost $230,467)	230,418	230,487
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	152,956	152,986
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	17,393	17,393
Total Investment of Cash Collateral from Securities Loaned (Cost $170,379)		170,379
Total Short-Term Investments (Cost $400,846)		400,866
Total Investments — 101.3% (Cost $8,646,401)		12,571,373
Liabilities in Excess of Other Assets — (1.3)%		(159,804)
NET ASSETS — 100.0%		12,411,569

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $165,274.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,571,373	$—	$—	$12,571,373

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$251,446	$469,026	$490,005	$(7)	$27	$230,487	230,418	$4,063	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	119,975	278,000	245,000	8	3	152,986	152,956	1,815	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	18,205	158,869	159,681	—	—	17,393	17,393	266	—
Total	$389,626	$905,895	$894,686	$1	$30	$400,866		$6,144	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.